Supplemental Information Condensed Financial Information for the Three Months Ended December 31, 2023 - Schedule of Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023
Schedule of Condensed Consolidated Statement of Cash Flows [Line Items]
Net loss	$ 102,958,139	$ (160,787,979)	[1]	$ (2,429,417)	$ (8,928,095)	$ (8,518,520)	[1]	$ (17,428,428)	[1]
Net loss from discontinued operations					(6,120,878)
Net loss from continuing operations	103,140,894	(160,630,004)		(2,095,201)	(2,807,217)	(7,377,599)		(14,660,314)
Adjustments to reconcile net loss to net cash used in operating activities					69,064
Changes in operating assets and liabilities					4,784,982
Net cash provided by operating activities, continuing operations	(1,621,478)	(1,456,040)		(174,899)	2,046,829	(893,438)		354,615
Net cash used in operating activities, discontinued operations	279,964	1,115,948		(947,810)	(2,784,660)	(2,925,005)		(1,586,997)
NET CASH USED IN OPERATING ACTIVITIES	(1,341,514)	(340,092)		(1,122,709)	(737,831)	(3,818,443)		(1,232,382)
Net cash provided by investing activities, continuing operations	(810,221)	(936,241)
Net cash provided by investing activities, discontinued operations					130,137	132,826		(1,109,936)
NET CASH PROVIDED BY INVESTING ACTIVITIES	(810,221)	(936,241)			130,137	132,826		(1,109,936)
Net cash provided by financing activities, continuing operations		9,062,671		293,000	773,161	2,577,876		270,563
Net cash used in financing activities, discontinued operations				627,729	(26,990)	422,527		147,753
NET CASH PROVIDED BY FINANCING ACTIVITIES		9,062,671		920,729	746,171	3,000,403		418,316
EFFECT OF EXCHANGE RATE ON CASH – DISCONTINUED OPERATIONS					33,314
NET CHANGE IN CASH					171,791
Cash, including cash from discontinued operations - beginning of period	7,857,641	35,459		863,610	691,819	691,819		2,384,417
Cash - beginning of period, including discontinued operations	5,738,288	7,857,641		651,220	863,610	35,459		691,819
Less: cash from discontinued operations					812,229
Cash – end of period from continuing operations	$ 4,462,916	$ 6,897,697		$ 5,985	$ 51,381	$ 373		$ 7,849

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.